Schedule of deferred income taxes (Details) - USD ($)	Aug. 31, 2025	Aug. 31, 2024
Deferred tax assets
Intangible assets	$ 210,730	$ 54,750
Property, plant and equipment	9,760
Finance lease liabilities	185,489	258,930
Convertible debentures		6,550
Investments	3,972	5,240
Share issuance costs	299,391	413,950
Operating tax losses carried forward	3,419,095	2,633,950
SR&ED Pool from T661	271,748	271,750
Charitable donations carryforward	28,216	28,010
Deferred income tax assets	4,428,402	3,673,130
Valuation allowance	(4,287,909)	(3,440,100)
Total net deferred tax assets	140,493	233,030
Property, plant and equipment		(13,430)
Right of use assets	(140,493)	(219,600)
Total deferred tax liability	(140,493)	(233,030)
Net deferred tax liability